Shareholder Report, Line Graph (Details) IYFC_MassMutual Diversified Value Fund_Administrative Class_TSR Annual {Administrative Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Administrative Class
Account Value [Line Items]
Line Graph and Table Measure Name											Administrative Class - without sales charge
Accumulated Value	$ 25,960	$ 20,165	$ 17,602	$ 19,292	$ 13,856	$ 15,059	$ 14,868	$ 13,149	$ 11,057	$ 10,000	$ 29,055
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	$ 25,303	$ 19,805	$ 17,306	$ 19,525	$ 14,461	$ 15,227	$ 14,641	$ 13,377	$ 11,620	$ 10,000	$ 27,692